Offsets	May 22, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-292835
Initial Filing Date	Jan. 20, 2026
Fee Offset Claimed	$ 37,520.04
Explanation for Claimed Amount	The Registrant previously paid registration fees totaling $50,026.73 in connection with the filing of this Registration Statement on Form S-1 on January 20, 2026 and an amendment to this Registration Statement on March 2, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Long Table Growth Corp.
Form or Filing Type	S-1
File Number	333-292835
Filing Date	Jan. 20, 2026
Fee Paid with Fee Offset Source	$ 43,938.82